OPERATING EXPENSES - Depreciation & Amortization (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING EXPENSES
Depreciation of PP&E	$ (108,382)	$ (99,185)	$ (96,535)
Amortization of intangible assets	(15,558)	(16,056)	(16,991)
Amortization of rights of use assets	(10,330)	(8,860)	(7,149)
Impairment of fixed assets	(1,284)	(568)	(5,269)
Depreciation, amortization and impairment of fixed assets	$ (135,554)	$ (124,669)	$ (125,944)